MFS(R) Mutual Funds
SEMIANNUAL REPORT 3/31/03

MFS(R) UNION STANDARD
EQUITY FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) UNION STANDARD EQUITY FUND

A CORE EQUITY FUND THAT INVESTS IN LABOR-SENSITIVE COMPANIES

Focuses on companies that have a unionized workforce or meet certain labor sensitivity guidelines and do not directly compete with companies with a unionized workforce. Up to 35% investment capability outside Union Conscious List generally results in a well- diversified portfolio.

The fund's investment objective is to provide long-term growth of capital.

TABLE OF CONTENTS

-----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          10
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     28
----------------------------------------------------
TRUSTEES AND OFFICERS                             34
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      36
----------------------------------------------------
CONTACT INFORMATION                               37

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT              NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

As I write this letter in late April, the political situation in Iraq - which dominated headlines and investor sentiment for several months - appears to have stabilized. Investors are focusing once again on the underlying health of the global economy and wondering if the three-year downturn has ended. With the near-term direction of both stock and bond markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See market crises as opportunities.

THINK LONG TERM

In our view, markets have been moving largely on emotion for several months, in response to geopolitical uncertainty and economic news that has often been conflicting - positive one day and negative the next. On a rational basis, however, we think the long-term underpinnings of the markets look more positive in late April than they have since this downturn began. We think the outlook is encouraging for corporate earnings - a key driver of long-term market performance - and for the quality of those earnings.

After two years of generally declining earnings, we saw the first glimmer of broad-based growth in the third quarter of 2002. As companies reported first-quarter earnings in April of 2003, that trend seemed to be strengthening, albeit modestly. In addition, we think the quality of reported earnings has been improving, as corporate accounting has become more conservative in the wake of the corporate governance scandals of the past year.

BE DIVERSIFIED

If there is one key lesson to be learned from the past three difficult years, we think it is this: diversification works. While stocks suffered their worst performance since the 1970s, bonds performed relatively well in a weak economy, and government bonds were one of the best-performing asset classes over these past three years - a turn of events that few investors expected during the roaring bull market of the late 1990s.

Nobody knows which asset class will be the next to outperform - growth or value; small-cap, mid-cap, or large-cap; domestic or international; government bonds, corporate bonds, or high yield bonds. But we would suggest that the best way to invest is to be diversified. Historically, diversification has tended to smooth out the volatility of portfolio performance and allow investors to potentially benefit from whichever sector is in favor at a given time.

SEE MARKET CRISES AS OPPORTUNITIES

Although the Iraqi war seems to be over, there is still much in the news to make investors uncomfortable: geopolitical issues in the Middle East and North Korea, ongoing corporate layoffs and a weak job market, and volatile stock and bond markets. We would suggest, however, that times when investors have been most uncomfortable have presented some of the best opportunities for long-term investing. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that this period ushered in the bull market of the mid- to late 1990s.

We would suggest that in uncomfortable times it is especially important to have a long-term financial plan and to talk on a regular basis with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    April 25, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

MIXED MARKETS CONTINUE

Investor sentiment, corporate earnings, worries of war, and economic news all drove market performance during the period. In the fourth quarter of 2002, stock prices rebounded sharply, sparked by signs of improving economic activity and corporate earnings that were in line with expectations.

Led by technology stocks, the rally lasted for most of the fourth quarter of 2002 but proved short-lived as investors became increasingly worried about Iraq and negative economic news in early 2003. Those concerns created an uncertain climate until the Iraqi war began on March 20. Events leading up to the war and early successes in the campaign pushed all other news aside, and stocks advanced dramatically. However, as the first quarter ended, concerns about the war's duration caused the market to give back some of those gains.

DETRACTORS FROM PERFORMANCE

Fund performance trailed its benchmark, the Standard & Poor's 500 Stock Index (S&P 500). Technology stocks performed the best during the period, but the fund has been underweighted in the technology sector because valuations remain high and because the companies do not fall in the fund's core union-sensitive investment universe.

                                   -----------------------------------------
                                   TOP 5 STOCK HOLDINGS
                                   AS OF 3/31/03

                                   EXXONMOBIL CORP.                     4.1%
                                   -----------------------------------------
                                   GENERAL ELECTRIC CO.                 4.0%
                                   -----------------------------------------
                                   JOHNSON & JOHNSON CO.                3.0%
                                   -----------------------------------------
                                   PROCTER & GAMBLE CO.                 2.6%
                                   -----------------------------------------
                                   MERCK & CO., INC.                    2.4%
                                   -----------------------------------------
                                   The portfolio is actively managed, and
                                   current holdings may be different.
                                   -----------------------------------------

Retail stocks were the next largest detractor from performance. Sears was our biggest disappointment; the company's operational improvements were far outweighed by significant problems in its credit card business and its stock price declined significantly. We sold the stock before the period ended. Grocers Safeway and Kroger also fell when both companies were indirectly affected by fallout from accounting problems at the Dutch supermarket retailer, Ahold. (The fund owned no Ahold stock.)

Tenet Healthcare was another detractor. The stock's price declined because of federal investigations into a number of their business practices. Tenet was sold from the portfolio as the news unfolded. Pharmaceutical companies Schering Plough and Eli Lilly also hurt performance. Schering's patent expired for its allergy drug, Claritin, and Lilly faced a patent challenge to its anti-psychotic drug, Zyprexa.

Finally, Altria (formerly Philip Morris) saw its stock price fall because of concerns related to a multi-billion dollar legal judgment in Illinois.

PERFORMANCE HELPED BY ENERGY AND FINANCIAL STOCKS

The fund was overweighted in energy stocks relative to its benchmark for the period. The fund's holdings in oil-related companies performed well when concerns about the Middle East caused oil prices to rise, especially in the fourth quarter of 2002 and early in 2003. As of the end of the period, we are still overweighted in the sector because we believe that consensus estimates for post-war oil prices are too low. In addition, we think a number of the stocks in the group provide relatively attractive yields.

Financial stocks as a group did well for the fund, buoyed in part by a strong mortgage market. For example, Bank of America was a plus for the fund because it was able to avoid many of the problems it competitors faced. Fund performance was also helped by our avoidance of Wells Fargo and J.P. Morgan, both of which performed poorly for the period. However, UnumProvident, a worldwide insurer, significantly underperformed over the period because of an SEC inquiry and a potential rating downgrade.

OPPORTUNITIES

The short-term volatility of the market during the period has not caused us to stray from the fund's current conservative positioning. Going forward, we plan to maintain our moderate overexposure to cyclical companies. We are particularly attracted to companies that we believe are poised to benefit from an earnings rebound and that have near-term support from restructuring. These cyclical positions are balanced by our holdings in companies that we believe generate relatively steady earnings regardless of economic and geopolitical conditions.

/s/ Lisa B. Nurme                             /s/ James M. Perkins

    Lisa B. Nurme                                 James M. Perkins
    Portfolio Manager                             Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 3/31/03
------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                   Class
                 inception
 Share class        date       6-mo     1-yr       3-yr       5-yr     Life(1)

------------------------------------------------------------------------------
      A           8/7/97        --      -23.66%    -14.60%     -9.68%    3.40%
------------------------------------------------------------------------------
      B           8/11/97       --      -24.21%    -15.13%    -10.25%    3.02%
------------------------------------------------------------------------------
      C           8/11/97       --      -24.20%    -15.16%    -10.24%    3.03%
------------------------------------------------------------------------------
      I           1/14/94       --      -23.39%    -14.29%     -9.34%    3.64%
------------------------------------------------------------------------------

-----------------------
Average annual
with sales charge
-----------------------

------------------------------------------------------------------------------
      A                         --      -28.05%    -16.27%    -10.74%    2.73%
------------------------------------------------------------------------------
      B                         --      -27.24%    -15.98%    -10.54%    3.02%
------------------------------------------------------------------------------
      C                         --      -24.96%    -15.16%    -10.24%    3.03%
------------------------------------------------------------------------------

Class I shares have no sales charge. See Notes to Performance Summary for details.

-----------------------
Cumulative without
sales charge
-----------------------

------------------------------------------------------------------------------
      A                        1.91%    -23.66%    -37.72%    -39.88%   36.00%
------------------------------------------------------------------------------
      B                        1.63%    -24.21%    -38.87%    -41.78%   31.56%
------------------------------------------------------------------------------
      C                        1.64%    -24.20%    -38.93%    -41.73%   31.65%
------------------------------------------------------------------------------
      I                        2.27%    -23.39%    -37.03%    -38.76%   39.05%
------------------------------------------------------------------------------

-----------------------
Average annual
-----------------------

Comparative indices

------------------------------------------------------------------------------
Average large-cap
core fund(2)                   3.27%    -25.76%    -17.33%     -5.00%    6.43%
------------------------------------------------------------------------------
Standard & Poor's 500
Stock Index(3)                 5.00%    -24.76%    -16.09%     -3.76%    8.62%
------------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
(1) For the period from the commencement of the fund's investment operations, January 14, 1994, through March 31, 2003. Index information is from January 1, 1994.
(2) Source: Lipper Inc., an independent firm that reports mutual fund performance.
(3) Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

A SIGNIFICANT PORTION OF THE RETURNS THAT ARE LESS THAN ONE YEAR IS ATTRIBUTABLE TO THE RECEIPT OF A NON-RECURRING PAYMENT IN SETTLEMENT OF A CLASS ACTION LAWSUIT.

Class A results, including sales charge, reflect the deduction of the maximum 5.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for share classes offered after class I shares includes the performance of the fund's class I shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). The use of blended performance generally results in higher performance than these share classes would have experienced had they been offered for the entire period.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

By concentrating primarily on labor sensitive companies, the portfolio is more susceptible to adverse economic, political or regulatory developments affecting those companies than is a portfolio that invests more broadly.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

---------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 3/31/03
---------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 96.2%
--------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES             $ VALUE
--------------------------------------------------------------------------------------------------
U.S. Stocks - 95.2%
--------------------------------------------------------------------------------------------------
Aerospace - 2.0%
--------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                                             2,800            $151,228
--------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                   1,450              79,852
--------------------------------------------------------------------------------------------------
Goodrich Corp.                                                          10,220             143,693
--------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                    4,450             211,597
--------------------------------------------------------------------------------------------------
                                                                                          $586,370
--------------------------------------------------------------------------------------------------
Automotive - 1.3%
--------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.(1)                          8,910            $187,466
--------------------------------------------------------------------------------------------------
Lear Corp.(1)                                                            5,530             195,486
--------------------------------------------------------------------------------------------------
                                                                                          $382,952
--------------------------------------------------------------------------------------------------
Banks & Credit Cos. - 6.6%
--------------------------------------------------------------------------------------------------
Bank of America Corp.                                                    9,930            $663,721
--------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                             16,520             394,498
--------------------------------------------------------------------------------------------------
U.S. Bancorp                                                             9,400             178,412
--------------------------------------------------------------------------------------------------
Wachovia Corp.                                                           8,400             286,188
--------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                 12,450             439,111
--------------------------------------------------------------------------------------------------
                                                                                        $1,961,930
--------------------------------------------------------------------------------------------------
Biotechnology - 1.9%
--------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                         11,830            $512,239
--------------------------------------------------------------------------------------------------
Waters Corp.(1)                                                          2,800              59,248
--------------------------------------------------------------------------------------------------
                                                                                          $571,487
--------------------------------------------------------------------------------------------------
Business Machines - 1.3%
--------------------------------------------------------------------------------------------------
International Business Machines Corp.                                    4,940            $387,444
--------------------------------------------------------------------------------------------------

Business Services - 1.0%
--------------------------------------------------------------------------------------------------
First Data Corp.                                                         8,160            $302,002
--------------------------------------------------------------------------------------------------

Chemicals - 1.8%
--------------------------------------------------------------------------------------------------
Ashland, Inc.                                                            9,480            $281,272
--------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                         9,400             259,534
--------------------------------------------------------------------------------------------------
                                                                                          $540,806
--------------------------------------------------------------------------------------------------

Computer Hardware - Systems - 2.2%
--------------------------------------------------------------------------------------------------
Dell Computer Corp.(1)                                                   5,050            $137,916
--------------------------------------------------------------------------------------------------
Intel Corp.                                                             26,400             429,792
--------------------------------------------------------------------------------------------------
Rambus, Inc.(1)                                                          6,700              88,507
--------------------------------------------------------------------------------------------------
                                                                                          $656,215
--------------------------------------------------------------------------------------------------
Computer Software - 1.6%
--------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                         45,010            $488,314
--------------------------------------------------------------------------------------------------

Computer Software - Personal Computers - 2.7%
--------------------------------------------------------------------------------------------------
Apple Computer, Inc.(1)                                                  5,610             $79,326
--------------------------------------------------------------------------------------------------
Intuit, Inc.(1)                                                          2,140              79,608
--------------------------------------------------------------------------------------------------
Microsoft Corp.                                                         26,920             651,733
--------------------------------------------------------------------------------------------------
                                                                                          $810,667
--------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.2%
--------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                                                      4,000             $61,200
--------------------------------------------------------------------------------------------------

Conglomerates - 3.8%
--------------------------------------------------------------------------------------------------
General Electric Co.                                                    44,770          $1,141,635
--------------------------------------------------------------------------------------------------

Consumer Goods & Services - 5.0%
--------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                      14,580            $436,817
--------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                     7,240             329,130
--------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                     8,280             737,334
--------------------------------------------------------------------------------------------------
                                                                                        $1,503,281
--------------------------------------------------------------------------------------------------
Containers - 0.6%
--------------------------------------------------------------------------------------------------
Owens Illinois, Inc.(1)                                                 21,340            $192,914
--------------------------------------------------------------------------------------------------

Electronics - 0.7%
--------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.(1)                                            3,900            $101,985
--------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                  6,320             103,458
--------------------------------------------------------------------------------------------------
                                                                                          $205,443
--------------------------------------------------------------------------------------------------
Energy - 1.2%
--------------------------------------------------------------------------------------------------
TXU Corp.                                                               19,700            $351,645
--------------------------------------------------------------------------------------------------

Entertainment - 4.7%
--------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.(1)                                                44,570            $484,030
--------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.(1)                                          4,590             163,863
--------------------------------------------------------------------------------------------------
MGM Mirage, Inc.(1)                                                      8,400             245,700
--------------------------------------------------------------------------------------------------
Viacom, Inc., "B"(1)                                                    14,047             512,997
--------------------------------------------------------------------------------------------------
                                                                                        $1,406,590
--------------------------------------------------------------------------------------------------
Financial Institutions - 6.7%
--------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                         16,630            $572,903
--------------------------------------------------------------------------------------------------
Fannie Mae                                                               8,270             540,444
--------------------------------------------------------------------------------------------------
Freddie Mac                                                              2,100             111,510
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                3,770             256,662
--------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                           4,230             244,283
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                8,310             294,174
--------------------------------------------------------------------------------------------------
                                                                                        $2,019,976
--------------------------------------------------------------------------------------------------
Food & Beverage Products - 4.2%
--------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                8,560            $398,982
--------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                             11,580             216,430
--------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                      9,500             190,760
--------------------------------------------------------------------------------------------------
Kellogg Co.                                                              2,450              75,092
--------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                            2,110              84,400
--------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                          14,900             278,630
--------------------------------------------------------------------------------------------------
                                                                                        $1,244,294
--------------------------------------------------------------------------------------------------
Industrial - 1.5%
--------------------------------------------------------------------------------------------------
Loews Corp.                                                              7,590            $302,386
--------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                6,830             141,381
--------------------------------------------------------------------------------------------------
                                                                                          $443,767
--------------------------------------------------------------------------------------------------
Insurance - 2.8%
--------------------------------------------------------------------------------------------------
Allstate Corp.                                                           6,390            $211,956
--------------------------------------------------------------------------------------------------
American International Group, Inc.                                       2,820             139,449
--------------------------------------------------------------------------------------------------
MetLife, Inc.                                                           14,100             371,958
--------------------------------------------------------------------------------------------------
UnumProvident Corp.                                                     12,430             121,814
--------------------------------------------------------------------------------------------------
                                                                                          $845,177
--------------------------------------------------------------------------------------------------
Internet - 1.1%
--------------------------------------------------------------------------------------------------
Ebay, Inc.(1)                                                            3,900            $332,631
--------------------------------------------------------------------------------------------------

Machinery - 0.8%
--------------------------------------------------------------------------------------------------
Deere & Co.                                                              1,900             $74,594
--------------------------------------------------------------------------------------------------
York International Corp.                                                 7,700             161,700
--------------------------------------------------------------------------------------------------
                                                                                          $236,294
--------------------------------------------------------------------------------------------------
Medical & Health Products - 8.5%
--------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                          5,930            $338,899
--------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                   15,010             868,629
--------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                       12,790             700,636
--------------------------------------------------------------------------------------------------
Schering Plough Corp.                                                   21,280             379,422
--------------------------------------------------------------------------------------------------
Stryker Corp.                                                            3,570             245,081
--------------------------------------------------------------------------------------------------
                                                                                        $2,532,667
--------------------------------------------------------------------------------------------------
Metals & Minerals - 0.6%
--------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                              5,630            $109,110
--------------------------------------------------------------------------------------------------
United States Steel Corp.                                                7,870              77,362
--------------------------------------------------------------------------------------------------
                                                                                          $186,472
--------------------------------------------------------------------------------------------------
Oils - 5.9%
--------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                      3,700            $239,205
--------------------------------------------------------------------------------------------------
ExxonMobil Corp.                                                        34,132           1,192,913
--------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                      14,310             343,011
--------------------------------------------------------------------------------------------------
                                                                                        $1,775,129
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.6%
--------------------------------------------------------------------------------------------------
Eon Labs, Inc.(1)                                                        8,200            $218,940
--------------------------------------------------------------------------------------------------
Wyeth                                                                    7,160             270,791
--------------------------------------------------------------------------------------------------
                                                                                          $489,731
--------------------------------------------------------------------------------------------------
Printing & Publishing - 1.4%
--------------------------------------------------------------------------------------------------
New York Times Co.                                                       2,100             $90,615
--------------------------------------------------------------------------------------------------
Tribune Co.                                                              7,130             320,921
--------------------------------------------------------------------------------------------------
                                                                                          $411,536
--------------------------------------------------------------------------------------------------
Railroads - 3.1%
--------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Railway Co.                                12,780            $318,222
--------------------------------------------------------------------------------------------------
CSX Corp.                                                               11,930             340,244
--------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                  14,120             262,067
--------------------------------------------------------------------------------------------------
                                                                                          $920,533
--------------------------------------------------------------------------------------------------
Restaurants & Lodging - 0.5%
--------------------------------------------------------------------------------------------------
Yum! Brands, Inc.(1)                                                    6,730            $163,741
--------------------------------------------------------------------------------------------------

Retail - 2.7%
--------------------------------------------------------------------------------------------------
Costco Wholesale Corp.(1)                                                3,890            $116,817
--------------------------------------------------------------------------------------------------
CVS Corp.                                                               12,940             308,619
--------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                      4,280             132,337
--------------------------------------------------------------------------------------------------
Walgreen Co.                                                             8,810             259,719
--------------------------------------------------------------------------------------------------
                                                                                          $817,492
--------------------------------------------------------------------------------------------------
Special Products & Services - 2.0%
--------------------------------------------------------------------------------------------------
3M Co.                                                                   3,270            $425,198
--------------------------------------------------------------------------------------------------
SPX Corp.(1)                                                             4,790             163,627
--------------------------------------------------------------------------------------------------
                                                                                          $588,825
--------------------------------------------------------------------------------------------------
Supermarkets - 1.5%
--------------------------------------------------------------------------------------------------
Kroger Co.(1)                                                           17,930            $235,779
--------------------------------------------------------------------------------------------------
Safeway, Inc.(1)                                                        11,030             208,798
--------------------------------------------------------------------------------------------------
                                                                                          $444,577
--------------------------------------------------------------------------------------------------
Technology - 0.5%
--------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                       18,000            $160,020
--------------------------------------------------------------------------------------------------

Telecommunications - 5.5%
--------------------------------------------------------------------------------------------------
AT&T Corp.                                                               4,588             $74,325
--------------------------------------------------------------------------------------------------
BellSouth Corp.                                                         19,700             426,899
--------------------------------------------------------------------------------------------------
L-3 Communications Holding, Inc.(1)                                      3,340             134,168
--------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                18,950             380,137
--------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                            18,040             637,714
--------------------------------------------------------------------------------------------------
                                                                                        $1,653,243
--------------------------------------------------------------------------------------------------
Telecommunications & Cable - 1.7%
--------------------------------------------------------------------------------------------------
Comcast Corp., "A"(1)                                                   18,253            $521,853
--------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 1.1%
--------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                           8,870            $319,852
--------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 1.3%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                                                  24,060            $312,299
--------------------------------------------------------------------------------------------------
Emulex Corp.(1)                                                          3,880              74,302
--------------------------------------------------------------------------------------------------
                                                                                          $386,601
--------------------------------------------------------------------------------------------------

Utilities - Electric - 1.6%
--------------------------------------------------------------------------------------------------
Edison International(1)                                                 10,100            $138,269
--------------------------------------------------------------------------------------------------
PPL Corp.                                                                9,420             335,446
--------------------------------------------------------------------------------------------------
                                                                                          $473,715
--------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $28,519,021
--------------------------------------------------------------------------------------------------
Foreign Stocks - 1.0%
--------------------------------------------------------------------------------------------------
Bermuda - 1.0%
--------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)(1)                              14,270            $221,185
--------------------------------------------------------------------------------------------------
Cooper Industries, Ltd., "A" (Electrical Equipment)                      2,020              72,134
--------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                      $293,319
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $30,951,826)                                            $28,812,340
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.2%
--------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                        (000 Omitted)                $ VALUE
--------------------------------------------------------------------------------------------------
Citigroup, Inc., due 4/01/03                                              $112            $112,000
--------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Bank, due 4/01/03                               482             482,000
--------------------------------------------------------------------------------------------------
General Electric Co., due 4/01/03                                           53              53,000
--------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $647,000
--------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 0.8%
--------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES             $ VALUE
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Amortized Cost                                                      242,240            $242,240
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $31,841,066)                                       $29,701,580
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.8%                                                      250,167
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $29,951,747
--------------------------------------------------------------------------------------------------
(1) Non-income producing security.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 3/31/03

ASSETS

Investments, at value, including $236,153 of securities
on loan (identified cost, $31,841,066)                          $29,701,580
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                     211,720
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      13,567
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    51,847
---------------------------------------------------------------------------------------------------
Other assets                                                        218,104
---------------------------------------------------------------------------------------------------
Total assets                                                                           $30,196,818
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                                     $119
---------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          242,240
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                      1,619
---------------------------------------------------------------------------------------------------
  Reimbursement fee                                                     765
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                          328
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         $245,071
---------------------------------------------------------------------------------------------------
Net assets                                                                             $29,951,747
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $46,722,045
---------------------------------------------------------------------------------------------------
Unrealized depreciation on investments                           (2,139,486)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                    (14,779,759)
---------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                     148,947
---------------------------------------------------------------------------------------------------
Net assets                                                                             $29,951,747
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                3,631,434
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
  Net assets                                                     $5,696,665
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                692,749
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $8.22
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$8.22)                                                 $8.72
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                     $1,580,595
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                194,898
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $8.11
---------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $374,930
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                 46,403
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $8.08
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $22,299,557
---------------------------------------------------------------------------------------------------
  Shares outstanding                                              2,697,384
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $8.27
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

FOR SIX MONTHS ENDED 3/31/03

NET INVESTMENT INCOME

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                          $321,022
---------------------------------------------------------------------------------------------------
  Interest                                                              8,629
---------------------------------------------------------------------------------------------------
Total investment income                                                                   $329,651
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                     $114,298
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                                  912
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                      17,552
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               10,597
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               12,425
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                3,305
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    1,358
---------------------------------------------------------------------------------------------------
  Custodian fee                                                        10,720
---------------------------------------------------------------------------------------------------
  Printing                                                             11,731
---------------------------------------------------------------------------------------------------
  Postage                                                               1,374
---------------------------------------------------------------------------------------------------
  Auditing fees                                                        17,400
---------------------------------------------------------------------------------------------------
  Legal fees                                                              428
---------------------------------------------------------------------------------------------------
  Registration fees                                                    14,620
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                        15,812
---------------------------------------------------------------------------------------------------
Total expenses                                                       $232,532
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (300)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (51,576)
---------------------------------------------------------------------------------------------------
Net expenses                                                                              $180,656
---------------------------------------------------------------------------------------------------
Net investment income                                                                     $148,995
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis) on investment
transactions                                                      $(3,480,963)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation on investments                    4,382,935
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                           $901,972
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                  $1,050,967
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

                                                                   SIX MONTHS               YEAR
                                                                      ENDED                 ENDED
                                                                     3/31/03               9/30/02
                                                                   (UNAUDITED)

OPERATIONS

Net investment income                                                $148,995              $251,493
---------------------------------------------------------------------------------------------------
Net realized loss on investments                                   (3,480,963)           (4,875,461)
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                           4,382,935            (3,708,373)
-----------------------------------------------------------------------------          ------------
Increase (decrease) in net assets from operations                  $1,050,967           $(8,332,341)
-----------------------------------------------------------------------------          ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income (Class A)                                 $(19,271)             $(22,129)
---------------------------------------------------------------------------------------------------
From net investment income (Class I)                                 (232,132)             (229,916)
-----------------------------------------------------------------------------          ------------
Total distributions declared to shareholders                        $(251,403)            $(252,045)
-----------------------------------------------------------------------------          ------------
Net decrease in net assets from fund share transactions           $(7,608,445)          $(6,555,252)
-----------------------------------------------------------------------------          ------------
Total decrease in net assets                                      $(6,808,881)         $(15,139,638)
-----------------------------------------------------------------------------          ------------

NET ASSETS

At beginning of period                                            $36,760,628           $51,900,266
---------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $148,947 and $251,355, respectively)         $29,951,747           $36,760,628
---------------------------------------------------------------------------------------------------

See notes to financial statements.

-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                             SIX MONTHS                               YEAR ENDED 9/30
                                               ENDED         ------------------------------------------------------------------
                                              3/31/03           2002           2001           2000          1999         1998
CLASS A                                     (UNAUDITED)

Net asset value, beginning of period          $8.09            $9.98         $12.91         $16.33         $16.85        $16.40
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

 Net investment income(1)                     $0.03            $0.03          $0.02          $0.07          $0.10         $0.10
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments                         0.13            (1.90)         (2.88)         (1.12)          0.88          1.92
---------------------------------------------------           ------         ------         ------          -----         -----
Total from investment operations              $0.16           $(1.87)        $(2.86)        $(1.05)         $0.98         $2.02
---------------------------------------------------           ------         ------         ------          -----         -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income                  $(0.03)          $(0.02)        $(0.07)        $(0.09)        $(0.12)       $(0.18)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on investments
 and foreign currency transactions               --               --             --          (2.26)         (1.38)        (1.39)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                    --               --             --          (0.02)            --            --
---------------------------------------------------           ------         ------         ------          -----         -----
 Total distributions declared
 to shareholders                             $(0.03)          $(0.02)        $(0.07)        $(2.37)        $(1.50)       $(1.57)
---------------------------------------------------           ------         ------         ------          -----         -----
Net asset value, end of period                $8.22            $8.09          $9.98         $12.91         $16.33        $16.85
---------------------------------------------------           ------         ------         ------          -----         -----
Total return (%)(6)                            1.91(3)(7)     (18.76)        (22.27)         (7.77)          5.56         13.31
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(5)                                    1.22(2)          1.20           1.22           1.22           1.21          1.21
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                          0.64(2)          0.30           0.18           0.48           0.56          0.57
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               40               48             69             86             58            43
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $5,697           $5,872         $9,493        $10,066        $13,361       $10,915
-------------------------------------------------------------------------------------------------------------------------------

1  Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets.
   Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:

Net investment income (loss)                  $0.01            $0.01         $(0.01)         $0.05          $0.08         $0.08
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                                    1.51(2)          1.44           1.47           1.36           1.30          1.32
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   0.35(2)          0.06          (0.07)          0.34           0.47          0.45
-------------------------------------------------------------------------------------------------------------------------------

(2) Annualized.
(3) Not annualized.
(4) Per share data are based on average shares outstanding.
(5) Ratios do not reflect reductions from certain expense offset arrangements.
(6) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(7) The fund's total return calculation includes a payment received from a non- recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share the total return for the six months ended March 31, 2003, would have been 1.17%.

See notes to financial statements.

Financial Highlights - continued

                                             SIX MONTHS                               YEAR ENDED 9/30
                                               ENDED         -----------------------------------------------------------------
                                              3/31/03           2002           2001           2000          1999         1998
CLASS B                                     (UNAUDITED)

Net asset value, beginning of period          $7.98            $9.89         $12.82         $16.23         $16.81        $16.43
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

 Net investment loss(1)                      $(0.00)(6)       $(0.03)        $(0.05)        $(0.02)        $(0.02)       $(0.01)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments                         0.13            (1.88)         (2.87)         (1.11)          0.88          1.94
---------------------------------------------------           ------         ------         ------          -----         -----
Total from investment operations              $0.13           $(1.91)        $(2.92)        $(1.13)         $0.86         $1.93
---------------------------------------------------           ------         ------         ------          -----         -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income                     $--              $--         $(0.01)           $--         $(0.06)       $(0.16)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on investments
 and foreign currency transactions               --               --             --          (2.26)         (1.38)        (1.39)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                    --               --             --          (0.02)            --            --
---------------------------------------------------           ------         ------         ------          -----         -----
 Total distributions declared
 to shareholders                                $--              $--         $(0.01)        $(2.28)        $(1.44)       $(1.55)
---------------------------------------------------           ------         ------         ------          -----         -----
Net asset value, end of period                $8.11            $7.98          $9.89         $12.82         $16.23        $16.81
---------------------------------------------------           ------         ------         ------          -----         -----
Total return (%)                               1.63(3)(7)     (19.31)        (22.77)         (8.37)          4.86         12.65
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(5)                                    1.87(2)          1.85           1.87           1.87           1.86          1.86
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                           (0.03)(2)        (0.34)         (0.46)         (0.14)         (0.10)        (0.05)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               40               48             69             86             58            43
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $1,581           $2,534         $3,211         $2,356         $3,448        $2,405
--------------------------------------------------------------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets.
   Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                          $(0.01)          $(0.06)        $(0.08)        $(0.04)        $(0.04)       $(0.03)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                                    2.16(2)          2.09           2.12           2.01           1.95          1.97
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                           (0.32)(2)        (0.58)         (0.71)         (0.28)         (0.19)        (0.17)
-------------------------------------------------------------------------------------------------------------------------------

(2) Annualized.
(3) Not annualized.
(4) Per share data are based on average shares outstanding.
(5) Ratios do not reflect reductions from certain expense offset arrangements.
(6) Per share amount was less than $0.01.
(7) The fund's total return calculation includes a payment received from a non- recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share the total return for the six months ended March 31, 2003, would have been 0.88%.

See notes to financial statements.

Financial Highlights - continued

                                             SIX MONTHS                               YEAR ENDED 9/30
                                               ENDED         ------------------------------------------------------------------
                                              3/31/03           2002           2001           2000          1999         1998
CLASS C                                     (UNAUDITED)

Net asset value, beginning of period          $7.95            $9.85         $12.76         $16.21         $16.80        $16.43
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

 Net investment loss(1)                      $(0.00)(6)       $(0.03)        $(0.05)        $(0.02)        $(0.02)       $(0.02)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments                         0.13            (1.87)         (2.86)         (1.11)          0.88          1.95
---------------------------------------------------           ------         ------         ------          -----         -----
Total from investment operations              $0.13           $(1.90)        $(2.91)        $(1.13)         $0.86         $1.93
---------------------------------------------------           ------         ------         ------          -----         -----

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income                     $--              $--            $--         $(0.04)        $(0.07)       $(0.17)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on investments
 and foreign currency transactions               --               --             --          (2.26)         (1.38)        (1.39)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                    --               --             --          (0.02)            --            --
---------------------------------------------------           ------         ------         ------          -----         -----
 Total distributions declared
 to shareholders                                $--              $--            $--         $(2.32)        $(1.45)       $(1.56)
---------------------------------------------------           ------         ------         ------          -----         -----
Net asset value, end of period                $8.08            $7.95          $9.85         $12.76         $16.21        $16.80
---------------------------------------------------           ------         ------         ------          -----         -----
Total return (%)                               1.64(3)(7)     (19.29)        (22.81)         (8.38)          4.92         12.70
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(5)                                    1.87(2)          1.85           1.87           1.87           1.86          1.86
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                           (0.02)(2)        (0.34)         (0.47)         (0.14)         (0.10)        (0.10)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               40               48             69             86             58            43
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $375             $697         $1,088           $957         $1,581        $1,067
-------------------------------------------------------------------------------------------------------------------------------

(1) Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management and distribution and service fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets.
    Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent actual expenses were over this limitation, the net investment loss per share and the ratios would have been:

Net investment loss                          $(0.01)          $(0.06)        $(0.08)        $(0.04)        $(0.04)       $(0.04)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                                    2.16(2)          2.09           2.12           2.01           1.95          1.97
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                           (0.31)(2)        (0.58)         (0.72)         (0.28)         (0.19)        (0.22)
-------------------------------------------------------------------------------------------------------------------------------

(2) Annualized.
(3) Not annualized.
(4) Per share data are based on average shares outstanding.
(5) Ratios do not reflect reductions from certain expense offset arrangements.
(6) Per share amount was less than $0.01.
(7) The fund's total return calculation includes a payment received from a non- recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share the total return for the six months ended March 31, 2003, would have been 0.88%.

See notes to financial statements.

Financial Highlights - continued

                                             SIX MONTHS                               YEAR ENDED 9/30
                                               ENDED         ------------------------------------------------------------------
                                              3/31/03           2002           2001           2000          1999         1998
CLASS I                                     (UNAUDITED)

Net asset value, beginning of period          $8.15           $10.06         $13.03         $16.47         $16.96        $16.43
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

 Net investment income(1)                     $0.04            $0.07          $0.06          $0.12          $0.16         $0.16
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments                         0.15            (1.92)         (2.91)         (1.13)          0.88          1.94
---------------------------------------------------           ------         ------         ------          -----         -----
Total from investment operations              $0.19           $(1.85)        $(2.85)        $(1.01)         $1.04         $2.10
---------------------------------------------------           ------         ------         ------          -----         -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net investment income                  $(0.07)          $(0.06)        $(0.12)        $(0.15)        $(0.15)       $(0.18)
-------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on investments
 and foreign currency transactions               --               --             --          (2.26)         (1.38)        (1.39)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                    --               --             --          (0.02)            --            --
---------------------------------------------------           ------         ------         ------          -----         -----
 Total distributions declared
 to shareholders                             $(0.07)          $(0.06)        $(0.12)        $(2.43)        $(1.53)       $(1.57)
---------------------------------------------------           ------         ------         ------          -----         -----
Net asset value, end of period                $8.27            $8.15         $10.06         $13.03         $16.47        $16.96
---------------------------------------------------           ------         ------         ------          -----         -----
Total return (%)                               2.27(3)(6)     (18.53)        (22.05)         (7.45)          5.97         13.74
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(5)                                    0.87(2)          0.85           0.87           0.87           0.86          0.86
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                          0.99(2)          0.65           0.52           0.84           0.90          0.95
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                               40               48             69             86             58            43
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                               $22,300          $27,658        $38,108        $55,327        $85,880       $76,408
-------------------------------------------------------------------------------------------------------------------------------

1   Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement to pay all of the fund's operating expenses, exclusive of management fees. In consideration, the fund pays the investment adviser a reimbursement fee not greater than 0.30% of average daily net assets. Prior to February 1, 2003 the fund paid the investment adviser a reimbursement fee not greater than 0.20% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

Net investment income                         $0.03            $0.04          $0.03          $0.10          $0.14         $0.14
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses(5)                                    1.16(2)          1.09           1.12           1.01           0.95          0.97
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                          0.70(2)          0.41           0.27           0.70           0.81          0.83
-------------------------------------------------------------------------------------------------------------------------------

(2) Annualized.
(3) Not annualized.
(4) Per share data are based on average shares outstanding.
(5) Ratios do not reflect reductions from certain expense offset arrangements.
(6) The fund's total return calculation includes a payment received from a non- recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share the total return for the six months ended March 31, 2003, would have been 1.53%.

See notes to financial statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Union Standard Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for capital losses.

The tax character of distributions declared for the years ended September 30, 2002 and September 30, 2001 was as follows:

                                                    9/30/02            9/30/01
Distributions declared from:

  Ordinary income                                  $252,045           $576,973
--------------------------------------------------------------------------------

As of September 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed ordinary income                             $251,355
      ------------------------------------------------------------------
      Capital loss carryforward                               (6,786,373)
      ------------------------------------------------------------------
      Unrealized loss                                         (6,522,421)
      ------------------------------------------------------------------
      Other temporary differences                             (4,512,423)
      ------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on September 30, 2010.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

The fund has a temporary expense reimbursement agreement whereby MFS has voluntarily agreed to pay all of the fund's operating expenses, exclusive of management, distribution, and service fees. The fund in turn will pay MFS an expense reimbursement fee not greater than 0.30% of average daily net assets. Prior to February 1, 2003, the expense reimbursement fee was not greater than 0.20% of average daily net assets. To the extent that the expense reimbursement fee exceeds the fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At March 31, 2003 aggregate un- reimbursed expenses amounted to $17,192.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC).

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

      First $2 billion                                           0.0175%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0130%
      ------------------------------------------------------------------
      Next $2.5 billion                                          0.0005%
      ------------------------------------------------------------------
      In excess of $7 billion                                    0.0000%
      ------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $1,142 for the six months ended March 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                           CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------
Distribution Fee                             0.10%      0.75%      0.75%
--------------------------------------------------------------------------
Service Fee                                  0.25%      0.25%      0.25%
--------------------------------------------------------------------------
Total Distribution Plan                      0.35%      1.00%      1.00%
--------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended March 31, 2003, amounted to:

                                           CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------
Service Fee Retained by MFD                   $954         $7         $1
--------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended March 31, 2003, were as follows:

                                           CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------
Total Distribution Plan                      0.35%      1.00%      1.00%
--------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended March 31, 2003, were as follows:

                                           CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------
Contingent Deferred Sales Charges Imposed      $--     $3,664         $1
---------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%. Effective April 1, 2003, the fee as a percentage of the fund's average daily net assets will be 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $13,495,754 and $20,572,901, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

      Aggregate cost                                         $31,841,066
      ------------------------------------------------------------------
      Gross unrealized depreciation                          $(5,205,170)
      ------------------------------------------------------------------
      Gross unrealized appreciation                            3,065,684
      ------------------------------------------------------------------
      Net unrealized depreciation                            $(2,139,486)
      ------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 Six months ended                  Year ended
                                                      3/31/03                        9/30/02
                                              SHARES         AMOUNT          SHARES         AMOUNT

CLASS A SHARES

Shares sold                                    174,870       $1,499,679       408,358       $4,086,049
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    2,152           18,677         1,463           15,665
---------------------------------------------------------------------------------------------------------
Shares reacquired                             (210,325)      (1,783,857)     (635,329)      (6,063,060)
---------------------------------------------------------------------------------------------------------
Net decrease                                   (33,303)       $(265,501)     (225,508)     $(1,961,346)
---------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                     82,215         $717,746       208,093       $1,977,566
---------------------------------------------------------------------------------------------------------
Shares reacquired                             (205,086)      (1,657,217)     (215,044)      (2,203,017)
---------------------------------------------------------------------------------------------------------
Net decrease                                  (122,871)       $(939,471)       (6,951)       $(225,451)
---------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                      8,450          $78,015        40,124         $369,565
---------------------------------------------------------------------------------------------------------
Shares reacquired                              (49,730)        (392,419)      (62,915)        (603,368)
---------------------------------------------------------------------------------------------------------
Net decrease                                   (41,280)       $(314,404)      (22,791)       $(233,803)
---------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                        889           $7,332           722           $7,395
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   26,621          232,131        21,309          229,916
---------------------------------------------------------------------------------------------------------
Shares reacquired                             (721,696)      (6,328,532)     (416,825)      (4,371,963)
---------------------------------------------------------------------------------------------------------
Net decrease                                  (694,186)     $(6,089,069)     (394,794)     $(4,134,652)
---------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended March 31, 2003, was $59. The fund had no borrowings during the year.


--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust V, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued
OFFICERS

JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.
Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames and Gutow have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Cohn, Ives, Perera, Poorvu, Sherratt and Smith, and Mses. O'Neill and
Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741               225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA 02116-3741               New York, NY 10081

PORTFOLIO MANAGERS
Lisa B. Nurme(1)
James M. Perkins(1)

(1) MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              UNE-SEM-5/03  7M